Share-Based Compensation	12 Months Ended
Feb. 29, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation
9.	SHARE-BASED COMPENSATION

The following table presents the classification of the Group’s share-based compensation expenses:

	For the year ended
	February 28, 2018	February 28, 2019	February 29, 2020
	RMB	RMB	RMB	USD
General and administrative expenses	21,367	30,159	28,784	4,117
Sales and marketing expenses	2,103	2,088	2,074	297
Total share-based compensation	23,470	32,247	30,858	4,414

Share Options:

In June 2015, The Company’s shareholders adopted a share incentive plan ("2015 Option Plan"). In March 2017, The Company’s shareholders adopted another share incentive plan ("2017 Option Plan"). The Company’s shareholders have authorized the issuance of up to 4,201,330 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and restricted share units granted to a participant under the 2015 Option Plan and 2017 Option Plan, or the awards.

On July 3, 2018, the Company granted 860,000 share options to independent directors, executive officers and employees at the weighted average grant date fair value of RMB41.00 per share. These share options vest ratably at each grant date anniversary over a vesting period, ranging from three to four years.

On January 22, 2019, the Company modified the exercise price to US$4.6 for a total number of 460,000 share options previously granted to independent directors, executive officers and employees on July 3, 2018. All other terms of the share options granted remain unchanged. The modification resulted in an incremental compensation cost of RMB3,967, of which RMB127 was recognized as compensation expenses during the year ended February 28, 2019. The remaining RMB3,840 will be amortized over the remaining vesting period of the modified options.

On June 30, 2019 and February 17, 2020, the Company granted 360,000 and 80,000 share options to employees at the weighted average grant date fair value of RMB10.46 and RMB10.03 per share, respectively. Options have a ten-year life and vest ratably at each grant date anniversary over a period of four years.

The Group used the Black-Scholes option pricing model and the following assumptions to estimate the fair value of the options granted during the year ended February 28, 2019 and February 29, 2020 with reference to the closing price of the Company on the measurement dates.

	For the year ended
	February 28,	February 29,
	2019	2020
Average risk-free rate of interest	2.6%~2.8%	1.5%~2.0%
Estimated volatility rate	47.4%~48.2%	43.7%~45.8%
Dividend yield	0%	0%
Expected term (years)	2.0~2.5	2.2

The risk-free rate of interest is based on the US Treasury yield curve as of valuation date. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term.

A summary of the aggregate option activity and information regarding options outstanding as of February 29, 2020 is as follows:

	Number of Options (in 000s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
		RMB	Years	RMB
Options outstanding on March 1, 2019	3,401	13.35	7.80	43,870
Granted	440	32.23	10.00
Forfeited	(315)	23.33	8.54
Expired	—	—	—
Exercised	(36)	10.72	5.78
Options outstanding on February 29, 2020	3,490	14.86	7.06	27,173
Options vested or expected to vest on February 29, 2020	3,526	10.79	7.04	27,523
Options exercisable on February 29, 2020	2,037	11.38	5.94	19,123

For years ended February 28, 2018, 2019 and February 29, 2020, the Group recognized share-based compensation expense of RMB23,470, RMB32,247 and RMB30,858(US$4,414), respectively. As of February 29, 2020, there was RMB38,036(US$5,441) in total unrecognized compensation cost related to non-vested share options, which is expected to be recognized over a weighted-average period of 1.54 years.